Accrued Expenses	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note 7 — Accrued Expenses

Accrued Expenses consist of the following:

	December 31,	December 31,
	2013	2012

Commission payable-the junket agents	$13,806,535	$12,314,860
Management fee payable-related party (Note 14)	619,042	567,684
Management and Directors' compensation	633,385	502,437
Others	642,794	706,742

	$15,701,756	$14,091,723